Note 16 - Summarised financial information on Huarong Rongde Asset Management Company Ltd (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Summarised financial information on Huarong Rongde Asset Management Company Ltd [Line Items]
Total net revenues	[1]	€ 97	€ 118
Net income (loss)	[1]	62	74
Other comprehensive income	[1]	54	(55)
Total comprehensive income (loss), net of tax	[1],[2]	116	19
Current assets	[1]	2,323	4,160
Non-Current assets	[1]	804	1,507
Total assets	[1]	3,127	5,667
Current liabilities	[1]	1,157	1,820
Non-Current liabilities	[1]	1,274	2,712
Total liabilities	[1]	2,431	4,532
Noncontrolling interests	[1]	(3)	417
Net assets of the equity method investee	[1]	€ 699	€ 718

[1]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2020 based on December 2019 PRC GAAP audited financials and for December 2019 based on December 2018 PRC GAAP audited financials.
[2]	The Group received dividends from Huarong Rongde Asset Management Company Limited of EUR9million during the reporting period 2020 (2019: EUR7million).